SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 456,747	$ 479,672
Accumulated Depreciation	(402,920)	(390,396)
Net Book Value	53,827	89,276
Computers and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	3,880	3,880
Accumulated Depreciation	(2,778)	(573)
Net Book Value	1,063	3,307
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	334,253	348,376
Accumulated Depreciation	(281,489)	(271,107)
Net Book Value	52,764	77,269
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	118,653	127,416
Accumulated Depreciation	(118,653)	(118,716)
Net Book Value		$ 8,700